Income (Loss) Per Common Share	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Income (Loss) Per Common Share

(2) Income (Loss) Per Common Share

Basic income (loss) per common share amounts are calculated using the weighted-average number of common shares outstanding for the period. Diluted income (loss) per common share amounts are calculated using the weighted-average number of common shares outstanding for the period and include the dilutive impact of preferred stock using the if-converted method and exercise of stock options and warrants as well as assumed lapse of restrictions on restricted stock awards using the treasury stock method.

The two-class method is used to calculate basic and diluted income (loss) per common share since the Company’s preferred and restricted stock are participating securities under Accounting Standards Codification (“ASC”) 260 Earnings per share. The two-class method is an earnings allocation formula that determines income per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. Under the two-class method, basic income (loss) per common share is computed by dividing net income (loss) attributable to common shares after allocation of income to participating securities by the weighted-average number of common shares outstanding during the period. Diluted income (loss) per common share is computed using the more dilutive of the two-class method or the if-converted method. In periods of net loss, no effect is given to participating securities since they do not contractually participate in the losses of the Company. The two-class method is the more dilutive method for the thirteen and thirty-nine weeks ended October 29, 2011 and October 27, 2012.

The following table reconciles the weighted average common shares outstanding used in the computations of basic and diluted income (loss) per share:

	Thirteen weeks ended		Thirty-nine weeks ended
	October 29, 2011	October 27, 2012	October 29, 2011	October 27, 2012
Numerator:
Net income	$440	$729	$3,651	$819
Dividend paid to preferred shareholders	—	—	—	(62,504)
Dividend paid to unvested restricted shareholders	—	—	—	(2,899)
Series A 8% Convertible Preferred Stock cumulative dividends	(3,964)	—	(11,703)	—
Net income attributable to participating securities	—	(19)	—	—

Net (loss) income attributable to common shareholders	$(3,524)	$710	$(8,052)	$(64,584)

Denominator:
Weighted-average common shares outstanding - basic	15,884,527	52,565,576	15,845,372	29,282,385
Dilutive impact of options	—	393,593	—	—

Weighted-average common share outstanding - diluted	15,884,527	52,959,169	15,845,372	29,282,385

Per common share:
Basic (loss) income per common share	$(0.22)	$0.01	$(0.51)	$(2.21)
Diluted (loss) income per common share	$(0.22)	$0.01	$(0.51)	$(2.21)

As discussed above, the Company is required to use the two-class method to compute basic and diluted income (loss) per common share. During the thirteen and thirty-nine weeks ended October 29, 2011 and the thirty-nine weeks ended October 27, 2012, the dividends paid or accumulated to preferred and unvested restricted shareholders reduced undistributed earnings, to be allocated between common shares and participating securities, to zero, for purposes of calculating net income per share using the two-class method. As such, net losses were solely attributable to common shareholders.

For the thirteen and thirty-nine weeks ended October 29, 2011, preferred stock that could be converted to 30,894,953 shares of common stock were not included in the computations of diluted earnings per share, as the effect of doing so would have been anti-dilutive. The preferred stock was converted to common stock on July 24, 2012 and was included in the computation of income (loss) per share during the thirteen and thirty-nine weeks ended October 27, 2012 on a weighted-average basis.

For the thirteen weeks ended October 27, 2012, the effects of the assumed exercise of combined stock options and warrants of 15,668, were excluded from the calculation of diluted net income as their impact would have been anti-dilutive.

The effects of the assumed exercise of combined stock options and warrants and vesting of restricted share awards of 2,724,839 shares of common stock for the thirteen and thirty-nine weeks ended October 29, 2011 and 2,553,707 shares of common stock for the thirty-nine weeks ended October 27, 2012 were excluded from the calculation of diluted net loss as the effect would be anti-dilutive due to the net losses attributable to common shareholders. The aforementioned excluded shares do not reflect the impact of any incremental repurchases under the treasury stock method.

(2) Income (Loss) Per Common Share

Basic income per common share amounts are calculated using the weighted-average number of common shares outstanding for the period. Diluted income per common share amounts are calculated using the weighted-average number of common shares outstanding for the period and include the dilutive impact of preferred stock using the if-converted method and exercise of stock options and warrants as well as assumed lapse of restrictions on restricted stock awards using the treasury stock method.

The two-class method is used to calculate basic and diluted income (loss) per common share since preferred and restricted stock are participating securities under Accounting Standards Codification (ASC) 260 Earnings per share. The two-class method is an earnings allocation formula that determines income per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. Under the two-class method, basic income (loss) per common share is computed by dividing net income (loss) attributable to common shares after allocation of income to participating securities by the weighted-average number of common shares outstanding during the year. Diluted income (loss) per common share is computed using the more dilutive of the two-class method or the if-converted method. In periods of net loss, no effect is given to participating securities since they do not contractually participate in the losses of the Company. The two-class method is the more dilutive method for Fiscal 2009, Fiscal 2010 and Fiscal 2011.

The following table summarizes the potential dilution that could occur if options and warrants to acquire common stock were exercised or converted into common stock and reconciles the weighted average common shares outstanding used in the computations of basic and diluted income (loss) per share:

	Fiscal Year
	2009	2010	2011
Numerator:
Net income	$11,658	$7,023	$16,078
Series A 8% Convertible Preferred Stock cumulative dividends	—	(4,507)	(15,913)
Accretion of Redeemable Convertible Preferred Stock	(4,250)	(3,329)	—

Net income (loss) available to shareholders	7,408	(813)	165
Less: Net income attributable to participating securities	(3,365)	—	(109)

Net income (loss) available to common shareholders	$4,043	$(813)	$56

Denominator:
Weighted average common share outstanding-basic	7,452,811	9,672,195	15,903,599
Option and other dilutive securities	—	—	509

Weighted average common share outstanding-diluted	7,452,811	9,672,195	15,904,108

Per common share:
Basic income (loss) per common share	$0.54	$(0.08)	$—
Diluted income (loss) per common share	$0.54	$(0.08)	$—

As discussed above, the Company is required to use the two-class method to compute basic and diluted income (loss) per common share. In Fiscal 2010, the adjustment to record the increase in redemption value of preferred stock as well as preferred stock dividends (note 5) reduced undistributed earnings, to be allocated between common shares and participating securities, to zero, for purposes of calculating net income per share using the two-class method. As such, net losses were solely attributable to common shareholders.

For Fiscal 2009, Fiscal 2010 and Fiscal 2011, preferred stock that could be converted to 6,205,004, 30,894,953, and 30,894,953 shares of common stock were not included in the computation of diluted earnings per share, as the effect of doing so would have been anti-dilutive.

For Fiscal 2009, Fiscal 2010 and Fiscal 2011, the effects of the assumed exercise of the combined stock options and warrants and vesting of restricted share awards of 2,096,932, 2,440,586 and 2,781,138 shares of common stock, respectively, were excluded from the calculation of diluted net income (loss) as (a) the average stock market price of the related common stock for the periods exceeded the exercise price of the options or warrants, (b) assumed proceeds determined under the treasury stock method resulted in no incremental shares for stock options or restricted stock, or (c) the effect would be antidilutive due to a net loss to common shareholders.